Note 9 - Other Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
NOTE 9 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2012 and 2011:

	2012	2011
Federal Home Loan Bank borrowings:
Secured note, with interest at 2.18%, due July 3, 2012	$-	$5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	-	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	-	64,985

Total Federal Home Loan Bank borrowings	17,500,000	27,564,985

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978

Total other borrowings	$22,557,220	$32,780,963

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $109,367,991 at December 31, 2012.   The interest rates on advances outstanding at December 31, 2012, secured by individual mortgages under blanket agreement, ranged from 3.95% to 4.20%, with varying maturities through September 2017.  At December 31, 2012, the Bank had $38,757,955 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

At December 31, 2012 all future contractual maturities of other borrowings, excluding short-term customer repurchase agreements, occur in 2017.